SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 4,767,151	¥ 33,348,128	¥ (876,279,828)	¥ (612,897,944)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	463,387	3,241,580	7,210,685	1,129,007
Share-based compensation	41,567,568	290,781,764	35,404,887	17,574,638
Changes in operating assets and liabilities:
Prepayments	12,215,347	85,451,242	(50,864,521)	(45,743,227)
Other current assets	3,663,477	25,627,488	(133,691,495)	(17,751,035)
Other non-current assets	(103,385)	(723,216)	(8,468,841)	(570,012)
Amount due from subsidiaries and VIEs	5,721,812	40,026,364	(50,533,854)	(4,679,139)
Accrued expenses and other current liabilities	3,535,832	24,734,559	105,273,090	76,070,533
Amount due to subsidiaries and VIEs	9,365,402	65,514,731	72,956,231	113,565,182
Net cash provided by (used in) operating activities	116,244,391	813,176,020	(337,586,406)	(381,036,409)
Cash used in investing activities	(35,209,284)	(246,303,031)	(264,950,385)	(92,006,705)
Proceeds on issuance of ordinary shares through IPO	489,249,683	3,422,497,233	5,207
Payment of deferred offering costs	5,181,903	36,249,484	6,876,834
Repurchase of ordinary shares	(16,478,447)	(115,273,325)
Capital investment from a preferred shareholder in connection with 2018 Restructuring			1,260,439,815
Cash provided by financing activities	271,082,686	1,896,331,830	5,280,086,200	500,000,000
Effect of foreign exchange rate changes	15,650,755	109,483,281	345,053,928	(4,179,144)
Net increase in cash, cash equivalents and restricted cash	367,768,548	2,572,688,100	5,022,603,337	22,777,742
Cash, cash equivalent and restricted cash at the beginning of the year	795,123,208	5,562,204,889	539,601,552	516,823,810
Cash, cash equivalent and restricted cash at the end of the year	1,162,891,756	8,134,892,989	5,562,204,889	539,601,552
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable			6,353,017
Payable for repurchase of ordinary shares not yet paid					¥ 53,293,800
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	5,682,768	39,753,232	(876,279,828)	(612,897,944)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	10,512,069	73,536,127	932,798,894	¥ 612,897,944
Share-based compensation	3,322,395	23,241,480
Changes in operating assets and liabilities:
Prepayments	(112,798)	(789,065)	(49,333)
Other current assets	523,481	3,661,959	(60,502,935)
Other non-current assets			(6,353,017)
Amount due from subsidiaries and VIEs	(5,717,329)	(39,995,000)	(426)
Accrued expenses and other current liabilities	(600,083)	(4,197,822)	11,842,346
Amount due to subsidiaries and VIEs			333,665
Other liabilities	8,467,465	59,233,306
Net cash provided by (used in) operating activities	22,077,968	154,444,217	1,789,366
Investment in subsidiaries	(21,711,677)	(151,881,863)	(1,853,885,036)
Cash used in investing activities	(21,711,677)	(151,881,863)	(1,853,885,036)
Proceeds on issuance of ordinary shares through IPO	489,249,683	3,422,497,233	5,207
Payment of deferred offering costs	(5,181,903)	(36,249,484)	(6,876,834)
Repurchase of ordinary shares	(16,478,447)	(115,273,325)
Capital contribution from convertible redeemable preferred shareholders			4,026,518,012
Capital investment from a preferred shareholder in connection with 2018 Restructuring			1,260,439,815
Cash provided by financing activities	467,589,333	3,270,974,424	5,280,086,200
Effect of foreign exchange rate changes	15,625,449	109,306,264	329,743,960
Net increase in cash, cash equivalents and restricted cash	483,581,073	3,382,843,042	3,757,734,490
Cash, cash equivalent and restricted cash at the beginning of the year	537,172,212	3,757,734,490
Cash, cash equivalent and restricted cash at the end of the year	1,020,753,285	¥ 7,140,577,532	3,757,734,490
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable			¥ 6,353,017
Payable for repurchase of ordinary shares not yet paid	$ 7,618,406				¥ 53,293,800